Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Financing receivable, recorded investment [Line items]
Current year		¥ 598,732	¥ 511,985
Year before current year		853,878	854,399
Two years before current year		217,505	209,502
Three years before current year		142,796	207,088
Four years before current year		127,501	74,380
More than five year before current year		310,948	193,187
Revolving		1,151,316	317,196
Total loans		3,402,676	2,367,737
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		122,946	104,543
Year before current year		213,785	152,888
Two years before current year		12,000	5,960
Three years before current year		5,660	8,050
Four years before current year		2,650	14,817
More than five year before current year		27,115	16,047
Revolving
Total loans		384,156	302,305
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		4,075	4,673
Year before current year		9,904	9,297
Two years before current year		2,844	9,169
Three years before current year		8,449	9,513
Four years before current year		6,352	11,036
More than five year before current year		25,099	25,806
Revolving
Total loans		56,723	69,494
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		32,362	9,132
Year before current year		217,440	433,330
Two years before current year		177,557	184,579
Three years before current year		113,559	169,393
Four years before current year		84,442	20,423
More than five year before current year		103,995
Revolving		685,608	10,392
Total loans		1,414,963	827,249
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year		4,066	3,000
Two years before current year		3,000	1,000
Three years before current year		1,000
Four years before current year
More than five year before current year
Revolving
Total loans		8,066	4,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		108,558	117,680
Year before current year		215,226	199,696
Two years before current year		5,086
Three years before current year			1,642
Four years before current year		995	415
More than five year before current year		283	2,395
Revolving
Total loans		330,148	321,828
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		900
Year before current year		756
Two years before current year			1,000
Three years before current year		1,000	3,370
Four years before current year		875	1,692
More than five year before current year		2,300	1,660
Revolving
Total loans		5,831	7,722
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			598
Year before current year		25,759	8,242
Two years before current year		17,018	7,322
Three years before current year		12,591	14,954
Four years before current year		32,187	23,811
More than five year before current year		8,204	20,791
Revolving		161,371	69,260
Total loans		257,130	144,978
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		36,329
Year before current year		8,376
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		44,705
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year			2,184
More than five year before current year
Revolving
Total loans			2,184
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]		55,842
Year before current year	[1]	139,104	45,404
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]
Revolving	[1]
Total loans	[1]	139,104	101,246
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	285,209	217,767
Year before current year	[1]	19,038	2,081
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]
Revolving	[1]	304,085	237,425
Total loans	[1]	608,332	457,273
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	8,203	1,550
Year before current year	[1]	302	458
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]		2
More than five year before current year	[1]
Revolving	[1]	252	119
Total loans	[1]	8,757	2,129
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		150	200
Year before current year		122	3
Two years before current year			472
Three years before current year		537	166
Four years before current year
More than five year before current year		143,952	126,488
Revolving
Total loans		144,761	127,329
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		231,504	278,065
Year before current year		568,115	397,988
Two years before current year		17,086	5,960
Three years before current year		5,660	9,692
Four years before current year		3,645	15,232
More than five year before current year		27,398	18,442
Revolving
Total loans		853,408	725,379
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		4,975	4,673
Year before current year		10,660	9,297
Two years before current year		2,844	10,169
Three years before current year		9,449	12,883
Four years before current year		7,227	12,728
More than five year before current year		27,399	27,466
Revolving
Total loans		62,554	77,216
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year			217,767
Year before current year			2,081
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving			237,425
Total loans			457,273
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year		285,209
Year before current year		19,038
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving		304,085
Total loans		608,332
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		40,565	11,280
Year before current year		243,501	442,030
Two years before current year		194,575	191,901
Three years before current year		126,150	184,347
Four years before current year		116,629	44,236
More than five year before current year		112,199	20,791
Revolving		847,231	79,771
Total loans		1,680,850	974,356
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		36,479	200
Year before current year		8,498	3
Two years before current year			472
Three years before current year		537	166
Four years before current year			2,184
More than five year before current year		143,952	126,488
Revolving
Total loans		189,466	129,513
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year		4,066	3,000
Two years before current year		3,000	1,000
Three years before current year		1,000
Four years before current year
More than five year before current year
Revolving
Total loans		¥ 8,066	¥ 4,000

[1]	Relates to collateralized exposures where a specified ratio of LTV is maintained.